Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Interest bearing	$ 29,936		$ 30,192
Non-interest bearing	57,161		56,729
Payables after notice	168,245		157,785
Payable on a fixed date	293,495		276,222
Total	548,837	$ 532,199	520,928
Banks [Member]
Disclosure Of Deposits [line items]
Interest bearing	1,459		1,450
Non-interest bearing	1,567		1,400
Payables after notice	1,035		526
Payable on a fixed date	26,238		24,531
Total	30,299		27,907
Business and governments [member]
Disclosure Of Deposits [line items]
Interest bearing	25,026		25,266
Non-interest bearing	33,357		33,984
Payables after notice	74,092		67,026
Payable on a fixed date	192,288		185,901
Total	324,763		312,177
Individuals [Member]
Disclosure Of Deposits [line items]
Interest bearing	3,451		3,476
Non-interest bearing	22,237		21,345
Payables after notice	93,118		90,233
Payable on a fixed date	74,969		65,790
Total	193,775		180,844
Canada [member]
Disclosure Of Deposits [line items]
Interest bearing	23,941		21,735
Non-interest bearing	47,957		47,231
Payables after notice	86,146		82,091
Payable on a fixed date	177,142		160,069
Total	335,186		311,126
United States [member]
Disclosure Of Deposits [line items]
Interest bearing	5,001		7,395
Non-interest bearing	9,187		9,477
Payables after notice	80,767		74,476
Payable on a fixed date	81,021		86,805
Total	175,976		178,153
Other countries [member]
Disclosure Of Deposits [line items]
Interest bearing	994		1,062
Non-interest bearing	17		21
Payables after notice	1,332		1,218
Payable on a fixed date	35,332		29,348
Total	$ 37,675		$ 31,649